Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000202291 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	28.80%
C000202291 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	40.60%
C000202291 | A
Holdings [Line Items]
Percent of Total Investments	7.90%
C000202291 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	13.00%
C000202291 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202291 | B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202291 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000202291 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000202291 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000202291 | N/R
Holdings [Line Items]
Percent of Total Investments	9.10%
C000202291 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	34.90%
C000202291 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.10%
C000202291 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.10%
C000202291 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.00%
C000202291 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000202291 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202291 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202291 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202291 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202291 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202291 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202289 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	28.80%
C000202289 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	40.60%
C000202289 | A
Holdings [Line Items]
Percent of Total Investments	7.90%
C000202289 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	13.00%
C000202289 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202289 | B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202289 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000202289 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000202289 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000202289 | N/R
Holdings [Line Items]
Percent of Total Investments	9.10%
C000202289 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	34.90%
C000202289 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.10%
C000202289 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.10%
C000202289 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.00%
C000202289 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000202289 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202289 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202289 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202289 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202289 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202289 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202290 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	28.80%
C000202290 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	40.60%
C000202290 | A
Holdings [Line Items]
Percent of Total Investments	7.90%
C000202290 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	13.00%
C000202290 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202290 | B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202290 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000202290 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000202290 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000202290 | N/R
Holdings [Line Items]
Percent of Total Investments	9.10%
C000202290 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	34.90%
C000202290 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.10%
C000202290 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.10%
C000202290 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.00%
C000202290 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000202290 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202290 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202290 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202290 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202290 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202290 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202293 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	28.80%
C000202293 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	40.60%
C000202293 | A
Holdings [Line Items]
Percent of Total Investments	7.90%
C000202293 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	13.00%
C000202293 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202293 | B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202293 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000202293 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000202293 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000202293 | N/R
Holdings [Line Items]
Percent of Total Investments	9.10%
C000202293 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	34.90%
C000202293 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.10%
C000202293 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.10%
C000202293 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.00%
C000202293 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000202293 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202293 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202293 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202293 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202293 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202293 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202292 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	28.80%
C000202292 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	40.60%
C000202292 | A
Holdings [Line Items]
Percent of Total Investments	7.90%
C000202292 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	13.00%
C000202292 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202292 | B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202292 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000202292 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000202292 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000202292 | N/R
Holdings [Line Items]
Percent of Total Investments	9.10%
C000202292 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	34.90%
C000202292 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.10%
C000202292 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.10%
C000202292 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.00%
C000202292 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000202292 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202292 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202292 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202292 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202292 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202292 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202277 | A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000202277 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.10%
C000202277 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	42.60%
C000202277 | B
Holdings [Line Items]
Percent of Total Investments	39.70%
C000202277 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	8.60%
C000202277 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000202277 | N/R
Holdings [Line Items]
Percent of Total Investments	1.90%
C000202277 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.90%
C000202277 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202277 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202277 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202277 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202277 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202277 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202277 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000202277 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000202273 | A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000202273 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.10%
C000202273 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	42.60%
C000202273 | B
Holdings [Line Items]
Percent of Total Investments	39.70%
C000202273 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	8.60%
C000202273 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000202273 | N/R
Holdings [Line Items]
Percent of Total Investments	1.90%
C000202273 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.90%
C000202273 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202273 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202273 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202273 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202273 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202273 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202273 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000202273 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000202275 | A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000202275 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.10%
C000202275 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	42.60%
C000202275 | B
Holdings [Line Items]
Percent of Total Investments	39.70%
C000202275 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	8.60%
C000202275 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000202275 | N/R
Holdings [Line Items]
Percent of Total Investments	1.90%
C000202275 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.90%
C000202275 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202275 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202275 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202275 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202275 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202275 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202275 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000202275 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000202276 | A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000202276 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.10%
C000202276 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	42.60%
C000202276 | B
Holdings [Line Items]
Percent of Total Investments	39.70%
C000202276 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	8.60%
C000202276 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000202276 | N/R
Holdings [Line Items]
Percent of Total Investments	1.90%
C000202276 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.90%
C000202276 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202276 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202276 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202276 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202276 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202276 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202276 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000202276 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000202279 | A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000202279 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.10%
C000202279 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	42.60%
C000202279 | B
Holdings [Line Items]
Percent of Total Investments	39.70%
C000202279 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	8.60%
C000202279 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]
C000202279 | N/R
Holdings [Line Items]
Percent of Total Investments	1.90%
C000202279 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.90%
C000202279 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202279 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202279 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202279 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202279 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202279 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202279 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]
C000202279 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]
C000202278 | A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000202278 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.10%
C000202278 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	42.60%
C000202278 | B
Holdings [Line Items]
Percent of Total Investments	39.70%
C000202278 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	8.60%
C000202278 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[11]
C000202278 | N/R
Holdings [Line Items]
Percent of Total Investments	1.90%
C000202278 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.90%
C000202278 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202278 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202278 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202278 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202278 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202278 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202278 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[11]
C000202278 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%	[11]
C000202258 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	19.60%
C000202258 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	18.70%
C000202258 | A
Holdings [Line Items]
Percent of Total Investments	7.80%
C000202258 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	16.50%
C000202258 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	12.90%
C000202258 | B
Holdings [Line Items]
Percent of Total Investments	11.60%
C000202258 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202258 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[12]
C000202258 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[12]
C000202258 | N/R
Holdings [Line Items]
Percent of Total Investments	11.80%
C000202258 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	17.60%
C000202258 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	27.90%
C000202258 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202258 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	27.60%
C000202258 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	5.30%
C000202258 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.80%
C000202258 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202258 | Other
Holdings [Line Items]
Percent of Total Investments	0.00%	[12]
C000202258 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	10.40%
C000202258 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202258 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202256 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	19.60%
C000202256 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	18.70%
C000202256 | A
Holdings [Line Items]
Percent of Total Investments	7.80%
C000202256 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	16.50%
C000202256 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	12.90%
C000202256 | B
Holdings [Line Items]
Percent of Total Investments	11.60%
C000202256 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202256 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[13]
C000202256 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[13]
C000202256 | N/R
Holdings [Line Items]
Percent of Total Investments	11.80%
C000202256 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	17.60%
C000202256 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	27.90%
C000202256 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202256 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	27.60%
C000202256 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	5.30%
C000202256 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.80%
C000202256 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202256 | Other
Holdings [Line Items]
Percent of Total Investments	0.00%	[13]
C000202256 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	10.40%
C000202256 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202256 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202257 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	19.60%
C000202257 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	18.70%
C000202257 | A
Holdings [Line Items]
Percent of Total Investments	7.80%
C000202257 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	16.50%
C000202257 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	12.90%
C000202257 | B
Holdings [Line Items]
Percent of Total Investments	11.60%
C000202257 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202257 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[14]
C000202257 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[14]
C000202257 | N/R
Holdings [Line Items]
Percent of Total Investments	11.80%
C000202257 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	17.60%
C000202257 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	27.90%
C000202257 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202257 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	27.60%
C000202257 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	5.30%
C000202257 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.80%
C000202257 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202257 | Other
Holdings [Line Items]
Percent of Total Investments	0.00%	[14]
C000202257 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	10.40%
C000202257 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202257 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202259 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	19.60%
C000202259 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	18.70%
C000202259 | A
Holdings [Line Items]
Percent of Total Investments	7.80%
C000202259 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	16.50%
C000202259 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	12.90%
C000202259 | B
Holdings [Line Items]
Percent of Total Investments	11.60%
C000202259 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202259 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[15]
C000202259 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[15]
C000202259 | N/R
Holdings [Line Items]
Percent of Total Investments	11.80%
C000202259 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	17.60%
C000202259 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	27.90%
C000202259 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202259 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	27.60%
C000202259 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	5.30%
C000202259 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.80%
C000202259 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202259 | Other
Holdings [Line Items]
Percent of Total Investments	0.00%	[15]
C000202259 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	10.40%
C000202259 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202259 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202282 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	15.50%
C000202282 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	22.20%
C000202282 | A
Holdings [Line Items]
Percent of Total Investments	18.80%
C000202282 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	23.00%
C000202282 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202282 | B
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202282 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%	[16]
C000202282 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[16]
C000202282 | N/R
Holdings [Line Items]
Percent of Total Investments	12.40%
C000202282 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000202282 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	8.90%
C000202282 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	49.80%
C000202282 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.10%
C000202282 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000202282 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202282 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202282 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.00%	[16]
C000202282 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202280 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	15.50%
C000202280 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	22.20%
C000202280 | A
Holdings [Line Items]
Percent of Total Investments	18.80%
C000202280 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	23.00%
C000202280 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202280 | B
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202280 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%	[17]
C000202280 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[17]
C000202280 | N/R
Holdings [Line Items]
Percent of Total Investments	12.40%
C000202280 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000202280 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	8.90%
C000202280 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	49.80%
C000202280 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.10%
C000202280 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000202280 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202280 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202280 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.00%	[17]
C000202280 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202286 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	15.50%
C000202286 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	22.20%
C000202286 | A
Holdings [Line Items]
Percent of Total Investments	18.80%
C000202286 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	23.00%
C000202286 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202286 | B
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202286 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%	[18]
C000202286 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[18]
C000202286 | N/R
Holdings [Line Items]
Percent of Total Investments	12.40%
C000202286 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000202286 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	8.90%
C000202286 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	49.80%
C000202286 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.10%
C000202286 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000202286 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202286 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202286 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.00%	[18]
C000202286 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202281 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	15.50%
C000202281 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	22.20%
C000202281 | A
Holdings [Line Items]
Percent of Total Investments	18.80%
C000202281 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	23.00%
C000202281 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202281 | B
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202281 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%	[19]
C000202281 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[19]
C000202281 | N/R
Holdings [Line Items]
Percent of Total Investments	12.40%
C000202281 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000202281 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	8.90%
C000202281 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	49.80%
C000202281 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.10%
C000202281 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000202281 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202281 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202281 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.00%	[19]
C000202281 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202284 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	15.50%
C000202284 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	22.20%
C000202284 | A
Holdings [Line Items]
Percent of Total Investments	18.80%
C000202284 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	23.00%
C000202284 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202284 | B
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202284 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%	[20]
C000202284 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[20]
C000202284 | N/R
Holdings [Line Items]
Percent of Total Investments	12.40%
C000202284 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000202284 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	8.90%
C000202284 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	49.80%
C000202284 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.10%
C000202284 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000202284 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202284 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202284 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.00%	[20]
C000202284 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202283 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	15.50%
C000202283 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	22.20%
C000202283 | A
Holdings [Line Items]
Percent of Total Investments	18.80%
C000202283 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	23.00%
C000202283 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202283 | B
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202283 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.00%	[21]
C000202283 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[21]
C000202283 | N/R
Holdings [Line Items]
Percent of Total Investments	12.40%
C000202283 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000202283 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	8.90%
C000202283 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	49.80%
C000202283 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.10%
C000202283 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000202283 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202283 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202283 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.00%	[21]
C000202283 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%

[1]	Rounds to less than 0.1%.
[2]	Rounds to less than 0.1%.
[3]	Rounds to less than 0.1%.
[4]	Rounds to less than 0.1%.
[5]	Rounds to less than 0.1%.
[6]	Rounds to less than 0.1%.
[7]	Rounds to less than 0.1%.
[8]	Rounds to less than 0.1%.
[9]	Rounds to less than 0.1%.
[10]	Rounds to less than 0.1%.
[11]	Rounds to less than 0.1%.
[12]	Rounds to less than 0.1%.
[13]	Rounds to less than 0.1%.
[14]	Rounds to less than 0.1%.
[15]	Rounds to less than 0.1%.
[16]	Rounds to less than 0.1%.
[17]	Rounds to less than 0.1%.
[18]	Rounds to less than 0.1%.
[19]	Rounds to less than 0.1%.
[20]	Rounds to less than 0.1%.
[21]	Rounds to less than 0.1%.